STOCKHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended	12 Months Ended
	Mar. 11, 2019	Feb. 07, 2019	Apr. 05, 2019	Mar. 01, 2019	Feb. 27, 2019	Feb. 14, 2019	Feb. 07, 2019	Jan. 30, 2019	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018	Nov. 19, 2019	Aug. 01, 2018	Jul. 31, 2018	Jul. 30, 2018	Jul. 16, 2018
Common stock, par value									$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized									200,000,000	200,000,000	200,000,000
Stock issued for aquisation											70,000,000
Cash proceeds from subscriptions of common stock										$ 160,000	$ 160,000
Common stock, shares issued									135,509,220	135,280,651	132,637,500
Common stock, shares outstanding									135,509,220	135,280,651	132,637,500
Preferred Stock shares authorized									25,000,000	25,000,000	25,000,000		25,000,000			5,000,000
Dividends Rate									5.00%	5.00%	5.00%
Convertible preferred stock, conversion price									$ 0.125	$ 0.125
Number of warrants shares issued											8,480,000
Preferred stock, shares issued									8,480,000	8,480,000	8,480,000
Preferred stock, shares outstanding									8,480,000	8,480,000	8,480,000
Common stock shares subscribed											228,571
Preferred stock, terms of redemption									The preferred stock is redeemable by the Company at a premium during the first 180 days after issuance and premium after the 180th day from issuance	The preferred stock is redeemable by the Company at a premium during the first 180 days after issuance and premium after the 180th day from issuance
Common stock shares issuable for servicies	150,000	200,000		493,001	302,586	467,043		100,000
Common stock shares issuable par value	$ .0427	$ .0458	$ .0427	$ .0294	$ .0294	$ .0337	$ .0458	$ .0321
Share price	$ .0208			$ .0294	$ .0294	$ .0337
Common stock shares issuable value	$ 6,405	$ 9,160						$ 3,210
Restricted shares of common stock	150,000
Common stock shares issuable value			$ 6,405				$ 3,435	3,210
Accrued interest converted amount	$ 19,355			$ 14,470	$ 8,884	$ 15,370
Shares issuable for conversion of accrued interest	930,521			493,001	302,586	467,043
Issuance of preferred stock for cash											$ 1,006,000
Series A Preferred Stock [Member]
Preferred Stock shares authorized														9,000,000	9,000,000
Derivative liability [Member]
Convertible preferred stock, conversion price									$ 0.0089	$ 0.0062
Convertible Promissory Note 2 [Member] | Derivative liability [Member]
Convertible preferred stock, conversion price									$ 0.0050
Common stock, shares subscribed and issued												228,571
Consulting Agreement [Member] | On April 5, 2019 [Member]
Common stock shares issuable for servicies		125,000					75,000	100,000
Common stock shares issuable par value		$ .0458					$ .0458	$ .0321
Common stock shares issuable value		$ 5,725
Common stock shares issuable value		$ 3,435					$ 3,435	$ 3,210
Restricted shares of common stock		75,000
Restricted shares of common stock		125,000